PIMCO International Bond Fund Unhedged Expense Example - PIMCO International Bond Fund Unhedged	Oct. 01, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
I-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	1,115
Administrative
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	484
Expense Example, with Redemption, 3 Years	715
Expense Example, with Redemption, 5 Years	964
Expense Example, with Redemption, 10 Years	1,676
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	$ 1,984